Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Aug. 15, 2018
Document Effective Date	Aug. 15, 2018
Prospectus Date	Aug. 15, 2018
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class A
Prospectus:
Trading Symbol	ALGAX
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class B
Prospectus:
Trading Symbol	AFGPX
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class C
Prospectus:
Trading Symbol	ALGCX
Class I Prospectus | Alger International Focus Fund | Alger International Focus Fund Class I
Prospectus:
Trading Symbol	AIGIX
Class Z Prospectus | Alger International Focus Fund | Alger International Focus Fund Class Z
Prospectus:
Trading Symbol	ALCZX